Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 11,179,843	$ 11,221,092	$ 6,848,973
Restricted cash and cash equivalents	1,287,201	2,050,063	6,762,246
Accounts receivable	594,561	658,355	644,622
Prepaid expenses and other assets	1,942,485	1,098,268	499,188
Deferred financing costs, less accumulated amortization	1,181,737	1,311,770	1,672,550
Timber assets, at cost:
Timber and timberlands, net	327,981,204	333,805,295	328,561,850
Intangible lease assets, less accumulated amortization	30,514	115,399	333,178
Total assets	344,197,545	350,260,242	345,322,607
Liabilities:
Accounts payable and accrued expenses	3,489,380	1,689,288	1,918,281
Due to affiliates	310,000	1,326,255	28,960,573
Other liabilities	4,350,728	4,801,387	2,609,809
Note payable and line of credit	132,356,123	132,356,123	122,025,672
Total liabilities	140,506,231	140,173,053	155,514,335
Commitments and Contingencies
Stockholders' Equity:
Additional paid-in capital	300,816,466	301,538,949	271,617,462
Accumulated deficit and distributions	(146,569,699)	(139,491,344)	(130,620,551)
Accumulated other comprehensive income (loss)	438,500	(687,674)	0
Total stockholders' equity	203,691,314	210,087,189	189,808,272
Total liabilities and stockholders' equity	344,197,545	350,260,242	345,322,607
Series A Preferred Stock
Stockholders' Equity:
Preferred stock, $0.01 par value, 100,000,000 shares authorized, $1,000 liquidation preference	36,682,006	36,476,063	36,539,548
Series B Preferred Stock
Stockholders' Equity:
Preferred stock, $0.01 par value, 100,000,000 shares authorized, $1,000 liquidation preference	12,197,142	12,123,992	12,145,951
Common Class A
Stockholders' Equity:
Common stock, $0.01 par value	31,725	31,801	31,466
Common Class B-1
Stockholders' Equity:
Common stock, $0.01 par value	31,725	31,801	31,466
Common Class B-2
Stockholders' Equity:
Common stock, $0.01 par value	31,725	31,801	31,465
Common Class B-3
Stockholders' Equity:
Common stock, $0.01 par value	$ 31,724	$ 31,800	$ 31,465